Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
9. PROPERTY AND EQUIPMENT

	December 31
	2019	2020
	US$	US$
Cost:
Land	68,243	68,243
Buildings	18,130	18,130
Machinery and equipment	26,426	35,555
Furniture and fixtures	6,919	7,855
Leasehold and buildings improvement	7,964	8,023
Software	25,938	33,528

Total	153,620	171,334

Accumulated depreciation:
Buildings	3,632	4,033
Machinery and equipment	18,828	22,922
Furniture and fixtures	5,196	5,862
Leasehold and buildings improvement	5,350	6,221
Software	22,312	27,293

	55,318	66,331
Prepayment and construction in progress	186	493

	98,488	105,496

In April 2006, the Company
leased
a property located in Taipei, Taiwan to a third party. The lessee has been renewing annually and last renewed in March 2021. Net carrying value of the properties as of December 31, 2019 and 2020 was US$673 thousand and US$654 thousand, respectively. Annual rental income from the lease is US$45 thousand.
In September 2018, the Company paid US$58,931 thousand to acquire land in Hsinchu, Taiwan for the purpose of constructing its future Taiwan headquarters building.